Statement of Cash Flows	6 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (185,775,870)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrants	106,714,978
Loss on FPA liability	69,874,782
Compensation expense on Private Placement warrants	6,992,602
Offering costs allocated to warrant liabilities	1,150,871
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000
Operating expenses paid through advance from related party	32,075
Changes in operating assets and liabilities:
Prepaid expenses	92,814
Accrued expenses	900,948
Net cash used in operating activities	(11,800)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(690,000,000)
Net cash used in investing activities	(690,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	676,200,000
Proceeds from sale of Private Placement Warrants	15,800,000
Repayment of advances from related party	(1,383,191)
Net cash provided by financing activities	690,616,809
Net Change in Cash	605,009
Cash – Beginning
Cash – Ending	605,009
Non-Cash Investing and Financing Activities:
Offering costs paid directly by Sponsor from proceeds of issuance of Class B ordinary shares	20,000
Accrued expenses paid through advances from related party	558
Payment of offering costs through advances from related party	954,273
Payment of prepaid expenses through advances from related party	413,988
Initial classification of Class A ordinary shares subject to possible redemption	618,455,829
Change in value of Class A ordinary shares subject to possible redemption	(177,392,717)
Deferred underwriting fee payable	24,150,000
Initial classification of warrant liability	43,205,208
Initial classification of FPA liability	$ 234,683